FINANCIAL RISK MANAGEMENT - Market Currency Risk (Details) - Currency risk - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ (28,000)	$ (20,599)
Canadian dollar | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	4,786	7,982
Canadian dollar | Value added tax receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	148	145
Canadian dollar | Other financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	0	0
Canadian dollar | Trade and other payables (excluding income taxes)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	(26,695)	(22,974)
Canadian dollar | Reclamation and closure cost provision
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	(6,239)	(5,752)
Canadian dollar | Moratorium
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	0	0
Argentine peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	(2,112)	(9,224)
Argentine peso | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	146	1,604
Argentine peso | Value added tax receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	19,023	17,039
Argentine peso | Other financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	1,250	1,098
Argentine peso | Trade and other payables (excluding income taxes)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	(13,411)	(9,908)
Argentine peso | Reclamation and closure cost provision
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	0	0
Argentine peso | Moratorium
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ (9,120)	$ (19,057)